SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2025 USD ($) Integer shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2026 USD ($)
Property, Plant, and Equipment [Line Items]
Net loss	$ 3,342,144	$ 2,261,404	$ 172,788	$ 79,190	$ 5,603,548	$ 251,978	$ 1,923,792	$ (73,107)
Working capital	(2,139,964)				(2,139,964)		(1,520,347)
Cash equivalents	0				0		0	0
Cash FDIC insured amount	250,000				250,000		250,000
Cash uninsured amount	0				0		0	0
Allowance for credit losses	0				0		0	0
Accounts receivable	12,180				12,180		36,833
Contract liability	9,195				9,195		0	0
Deferred revenue recognized	59,930		0		0	0
Deferred revenue	9,195				9,195				$ 0
Payment of capitalized development costs						17,440		65,123
Capitalized Cost, Software to be Sold, Leased, or Marketed, Amortization Expense							50,570	55,286
Capitalized development costs net	18,668				18,668		36,024	86,594
Impairment of capitalized software costs					0		0
Deferred offering cost offset against additional paid in capital					249,888	0	1,452
Additional offering cost offset against additional paid in capital					381,058	381,058
Deferred Costs, Noncurrent	0				$ 0		$ 249,888
Leases, description					Leases with an initial term of 12 months or less are not recorded on the balance sheet, and lease payments for these leases are recognized as an expense on a straight-line basis over the lease term.		Leases with an initial term of 12 months or less are not recorded on the balance sheet
Advertising cost	167,613		18,288		$ 544,560	30,709	$ 268,380	56,318
Net loss	(3,342,144)	(2,261,404)	(172,788)	(79,190)	(5,603,548)	$ (251,978)	(1,923,792)	73,107
Deferred offering cost							249,888
Income taxes expenses benefits							$ 2,107	(2,991)
Number of operating segment | Integer							1
VIRGINIA | Income Tax Jurisdiction, Domestic State and Local [Member]
Property, Plant, and Equipment [Line Items]
Income taxes expenses benefits							$ 0	$ 2,991
Share-Based Payment Arrangement, Option [Member]
Property, Plant, and Equipment [Line Items]
Potentially dilutive shares | shares						0	0	0
Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Net loss
Deferred offering cost offset against additional paid in capital					249,888
Additional offering cost offset against additional paid in capital					$ 381,058
Share purchase | shares					10,380
Net loss
Software, In-Development, Internally Developed, and Purchased [Member]
Property, Plant, and Equipment [Line Items]
Payment of capitalized development costs							0	65,123
Capitalized Cost, Software to be Sold, Leased, or Marketed, Amortization Expense	54				$ 17,356	$ 30,018
Capitalized development costs net	18,668				18,668		36,024	86,594
Intangible Asset, Finite-Lived, after Accumulated Amortization	$ 167,331				167,331		$ 149,975	$ 99,405
Software, In-Development, Internally Developed, and Purchased [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Capitalized Cost, Software to be Sold, Leased, or Marketed, Amortization Expense			$ 15,401
Software, In-Development, Internally Developed, and Purchased [Member]
Property, Plant, and Equipment [Line Items]
Payment of capitalized development costs					$ 0	$ 0